                                                [BBH&CO. LETTERHEAD]
July 1, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          The Taiwan Greater China Fund (the “Fund”)
SEC File No. 811-05617, 005-40977
Preliminary Proxy Statement, Form of Proxy and Other Soliciting Material

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, you will find a preliminary proxy statement, form of proxy and other soliciting material.  The solicitation is related to the annual meeting of stockholders (the “Meeting”) for the election of two trustees, the consideration of whether to approve the conversion of the Fund from a closed-end investment company into an open-end investment company, and to transact such other business as may properly come before the Meeting.  Management of the Fund does not know of any other business to be presented at the Meeting.

There are no fees required in connection with this filing.  Please contact the undersigned (of Brown Brothers Harriman & Co., the Fund’s administrator) at 617-772-1411 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Jesse D. Hallee
Jesse D. Hallee
Vice President and Investor Services Counsel

cc: Regina Foley
      Chief Financial Officer, Chief Compliance Officer, Treasurer and Secretary of the Fund
      (via e-mail)

Enclosures